Income taxes	9 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

7. Income taxes

        As of December 31, 2011, the Company had federal net operating loss carryforwards of approximately $1,920,000 and state net operating loss carryforwards of approximately $1,880,000, which are available to reduce future taxable income. The Company also had federal tax credits of approximately $45,000 and state tax credits of approximately $35,000, which may be used to offset future tax liabilities. The net operating loss ("NOL") and tax credit carryforwards will expire at various dates through 2031. The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service, or IRS, and state tax authorities and become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

        A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

Period from August 5, 2011 (inception) to December 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%
State income taxes, net of federal benefit	5.47%
Research and development tax credits	1.70%
Permanent items	(3.93)%
Change in the valuation allowance	(37.24)%
Other	—

—%

        The principal components of the Company's deferred tax assets are as follows (in thousands):

December 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$750
Research and development credits	67
Stock-based compensation	22
Other	138

Gross deferred tax assets	977

Valuation allowance	(977)

Net deferred tax asset	—

The Company has recorded a valuation allowance against its deferred tax assets at December 31, 2011 because the Company's management believes that it is more likely than not that these assets will not be fully realized.

        The Company follows the provisions of ASC 740 Accounting for Income Taxes and the accounting guidance related to accounting for uncertainty in income taxes. The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. Upon adoption, the Company recognized no material adjustment for unrecognized income tax benefits. As of the adoption date and through December 31, 2011, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company has not, as yet, conducted a study of research and development ("R&D") credit carryforwards. Such a study, once undertaken by the Company, may result in an adjustment to the Company's R&D credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company's R&D credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations if an adjustment is required. The Company would recognize both accrued interest and penalties related to unrecognized benefits in income tax expense. The Company's uncertain tax positions are related to years that remain subject to examination by relevant tax authorities. Since the Company is in a loss carryforward position, the Company is generally subject to examination by the U.S. federal, state and local income tax authorities for all tax years in which a loss carryforward is available.